DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)		3 Months Ended		6 Months Ended
	Feb. 08, 2021 USD ($) $ / shares shares	Dec. 31, 2021	Dec. 31, 2020 USD ($) $ / shares shares	Jun. 30, 2021 USD ($)	Sep. 28, 2020 USD ($)
Gross proceeds from initial public offering	$ 28,750,000
Price per share | $ / shares			$ 9.20
Aggregate purchase price				$ 7,750,000
Maturity term of U.S. government securities	185 days
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)		100.00%		100.00%
Minimum net tangible assets upon consummation of the Company's initial Business Combination			$ 5,000,001
Maximum net interest to pay dissolution expenses			$ 100,000
Threshold minimum aggregate fair market value as a percentage of the net assets held in the Trust Account			80	80
Threshold percentage of outstanding voting securities of the target to be acquired by post-transaction company to complete business combination			50	50
Reduction in the amount of funds held in trust account (in dollars per share) | $ / shares			$ 10.00
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents			$ 172,854	$ 1,046,586	$ 0
Subsequent Events
Transaction costs	$ 6,224,714
Underwriting fees	5,750,000
Other offering costs	474,714
Cash held in trust account	$ 287,500,000
Maturity term of U.S. government securities	185 days
Initial Public Offering
Units issue price (in dollars per share) | $ / shares			$ 10.00
Gross proceeds from initial public offering	$ 287,500,000
Initial Public Offering | Subsequent Events
Number of shares issued | shares	28,750,000
Units issue price (in dollars per share) | $ / shares	$ 10.00
Cash held in trust account	$ 287,500,000
Private Placement
Price of warrants | $ / shares			$ 1.50
Aggregate purchase price			$ 7,750,000
Over-allotment option
Sale of Private Placement Warrants (in shares) | shares			5,166,666
Over-allotment option | Subsequent Events
Number of shares issued | shares	3,750,000